PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 92.7%
Asset-Backed Securities 8.8%
Collateralized Loan Obligations
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.269%(c)	07/20/35		275	$276,869
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.906(c)	07/15/30		250	250,831
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.629(c)	04/15/35	EUR	250	281,356
Carlyle US CLO Ltd. (Cayman Islands),
Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.933(c)	01/27/36		500	503,898
Series 2025-01A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.064(c)	04/25/38		750	748,875

CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.019(c)	01/20/35		400	400,727
Elevation CLO Ltd. (Cayman Islands),
Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.256(c)	10/15/37		400	400,852
Series 2021-14A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.969(c)	01/20/38		500	498,325

Golub Capital Partners CLO Ltd. (United Kingdom), Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	7.082(c)	07/25/36		150	150,870
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.483(c)	04/28/37		500	504,300
HPS Loan Management Ltd. (Cayman Islands), Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.222(c)	07/20/36		100	100,580
ICG US CLO Ltd. (United Kingdom), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.269(c)	07/18/36		500	503,399
Mountain View CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.256(c)	09/14/36		200	201,859

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.369%(c)	07/20/37	350	$351,914
Ocean Trails CLO (Cayman Islands), Series 2020-09A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	6.018(c)	01/15/38	250	249,515
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.511(c)	04/16/37	500	502,925
Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 1.550%)	6.091(c)	04/17/34	750	747,750

Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.719(c)	01/20/37	300	302,220
Sound Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	7.893(c)	10/25/34	250	243,750
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.206(c)	01/15/36	500	502,230

Total Asset-Backed Securities (cost $7,657,300)				7,723,045
Commercial Mortgage-Backed Securities 0.7%
BX Trust, Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.329(c)	02/15/35	250	248,061
NYC Commercial Mortgage Trust, Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.770(c)	02/15/42	150	146,331
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41	200	208,913

Total Commercial Mortgage-Backed Securities (cost $599,628)				603,305

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 13.9%
Aerospace & Defense 0.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	45	$45,056
Airlines 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875	05/01/27	75	73,312
Auto Manufacturers 0.1%
General Motors Co., Sr. Unsec’d. Notes	5.600	10/15/32	105	104,491
Banks 9.6%
Bank of America Corp., Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	1,390	1,414,966
Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350(ff)	04/27/85	1,600	1,606,427
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	340	344,413
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	510	505,562
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	855	861,842
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	210	212,421
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	600	584,171
Jr. Sub. Notes, Series X	7.500(ff)	05/10/29(oo)	175	182,568

Royal Bank of Canada (Canada), Jr. Sub. Notes	6.350(ff)	11/24/84	500	470,000
Sumitomo Mitsui Financial Group, Inc. (Japan), Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	100	98,250
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes	7.250(ff)	07/31/84	970	988,142
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	600	574,013
Wells Fargo & Co., Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26(oo)	625	614,937
				8,457,712

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 1.9%
American Express Co., Jr. Sub. Notes	3.550%(ff)	09/15/26(oo)	1,700	$1,646,312
Electric 0.6%
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/31	150	145,404
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	100	102,371
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	250	268,830
				516,605
Environmental Control 0.1%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31	50	51,672
Home Builders 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30	38	35,651
Housewares 0.0%
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	75	29,266
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	80	83,600
Media 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.400	04/01/33	75	69,114
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	25	21,434
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	25	16,497
				107,045

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 0.1%
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250%	04/15/32	100	$91,310
Packaging & Containers 0.1%
Sealed Air Corp., Gtd. Notes, 144A	5.000	04/15/29	50	49,180
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	25,265
				74,445
Pipelines 0.5%
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	75	68,609
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	365	345,517
				414,126
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	60	49,513
Gtd. Notes	9.750	06/15/25	2	2,000
Sr. Unsec’d. Notes	4.750	02/15/28	5	4,581
				56,094
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	75	66,293
Telecommunications 0.4%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30	5	1
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	5	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 2.250%	11.250	05/25/27	209	209,296

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875%	06/15/29	25	$22,795
Sr. Sec’d. Notes, 144A	10.500	04/15/29	25	28,178
Sr. Sec’d. Notes, 144A	10.500	05/15/30	25	27,350
Sr. Sec’d. Notes, 144A	11.000	11/15/29	25	28,415
				316,035

Total Corporate Bonds (cost $12,036,466)				12,169,025
Floating Rate and Other Loans 67.4%
Advertising 0.2%
Summer BC Holdco B Sarl (Luxembourg), Extended Facility B, 3 Month SOFR + 5.260%	9.559(c)	02/15/29	224	221,009
Aerospace & Defense 0.5%
Azorra Soar TLB Finance Ltd. (Cayman Islands), Initial Term Loan, 3 Month SOFR + 3.500%	7.799(c)	10/18/29	306	306,077
Transdigm, Inc., Tranche K Term Loan, 3 Month SOFR + 2.750%	7.049(c)	03/22/30	99	99,186
				405,263
Agriculture 0.1%
Sycamore Buyer LLC, Term Loan, 1 Month SOFR + 2.250%	6.577	05/21/32	125	124,740
Airlines 0.8%
American Airlines, Inc., Repriced Term Loan, 3 Month SOFR + 2.250%	6.522(c)	04/20/28	292	288,484
United Air Lines, Inc., Term B Loan, 3 Month SOFR + 2.000%	6.275(c)	02/22/31	149	149,038
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	8.048(c)	04/01/31	290	290,000
				727,522

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Auto Parts & Equipment 2.5%
Adient US LLC, Term B-2 Loan, 1 Month SOFR + 2.250%	6.577%(c)	01/31/31	323	$321,024
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	7.077(c)	01/28/32	425	423,406
First Brands Group LLC,
2021 Second Lien Term Loan, 3 Month SOFR + 8.762%	13.041(c)	03/30/28	475	427,500
2022-Ii Incremental Termloan, 3 Month SOFR + 5.262%	9.541(c)	03/30/27	294	283,469
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.173(c)	11/17/28	376	362,671
Term B Loan, 3 Month SOFR + 5.100%	9.407(c)	11/17/28	350	338,750
				2,156,820
Beverages 0.2%
Brewco Borrower LLC, Super Priority Term Loan^	—(p)	01/05/26(d)	33	29,867
City Brewing Co. LLC, Second Out Term Loan	—(p)	04/05/28(d)	120	300
Pegasus Bidco BV (Netherlands), 2024-2 Dollar Term Loan, 3 Month SOFR + 3.250%^	7.576(c)	07/12/29	150	149,250
				179,417
Building Materials 1.6%
BCP VI Summit Holdings LP, Initial Term Loan, 1 Month SOFR + 3.500%	7.827(c)	01/30/32	50	50,187
Cornerstone Building Brands, Inc., Term Loan, 1 Month SOFR + 5.625%	9.954(c)	08/01/28	319	282,037
Eco Material Technologies, Inc., Initial Term Loan, 6 Month SOFR + 3.250%	7.467(c)	02/12/32	100	99,500
Emerald Debt Merger Sub LLC, Second Amendment Incremental Term Loan, 3 Month SOFR + 2.500%	6.799(c)	08/04/31	149	148,442

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Building Materials (cont’d.)
EMRLD Borrower LP, Initial Term B Loan, 3 Month SOFR + 2.500%	6.833%(c)	05/31/30	611	$607,237
Phrg Intermediate LLC, Closing Date Term Loan, 3 Month SOFR + 4.000%	8.333(c)	02/20/32	200	189,500
				1,376,903
Chemicals 3.2%
A-Ap Buyer, Inc., Initial Term Loan	—(p)	09/09/31	250	249,687
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term,Loan, 3 Month SOFR + 4.500%	8.833(c)	11/15/30	273	254,403
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.811(c)	08/18/28	369	356,456
Ineos US Finance LLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.250%	7.577(c)	02/18/30	373	359,060
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	8.177(c)	03/14/30	74	66,442
New Term B Loan, 1 Month SOFR + 4.350%	8.677(c)	04/02/29	99	90,585

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.130(c)	06/28/28	226	216,262
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 3 Month SOFR + 3.250%	7.510(c)	04/03/28	241	240,736
November 2024 B-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.550(c)	04/03/28	99	98,878

Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	7.299(c)	09/11/31	250	249,583
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan	—(p)	01/31/29	100	99,679

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)

TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%^	9.952%(c)	12/16/31	460	$434,700
Tronox Finance LLC, 2024-B Term Loan, 1 Month SOFR + 2.500%	6.813(c)	09/30/31	75	72,905
				2,789,376
Commercial Services 7.3%
Albion Financing 3 Sarl (United Kingdom), 2025 Amended USD Term Loan, 3 Month SOFR + 3.000%	7.321(c)	08/16/29	123	123,537
Allied Universal Holdco LLC, Term Loan USD, 1 Month SOFR + 3.850%	8.177(c)	05/12/28	146	146,533
Belfor Holdings, Inc., Tranche B3, 1 Month SOFR + 3.000%	7.327(c)	11/01/30	382	383,261
Belron Finance US LLC, 2031 Dollar Incremental Term Loan, 3 Month SOFR + 2.750%	7.049(c)	10/16/31	323	323,609
Boost Newco Borrower LLC, Term B-2 Loan, 3 Month SOFR + 2.000%	6.299(c)	01/31/31	199	198,563
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.941(c)	06/02/28	195	191,933
Crisis Prevention Institute, Inc., 2024 Term Loan, 3 Month SOFR + 4.000%	8.299(c)	04/09/31	374	374,530
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	9.799(c)	01/31/31	99	85,975
EAB Global, Inc., Term Loan, 1 Month SOFR + 3.000%	7.327(c)	08/16/30	273	267,295
Ensemble RCM LLC, Term B Loan, 3 Month SOFR + 3.000%	7.280(c)	08/01/29	100	100,078
Herc Holdings, Inc., 2025 First Lien Term B Loan	—(p)	05/31/32	100	100,250
Ingenovis Health, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.364%	8.697(c)	03/06/28	523	235,434
Jupiter Buyer, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	9.033(c)	11/01/31	179	179,534
Kuehg Corp., Term Loan, 3 Month SOFR + 3.250%	7.549(c)	06/12/30	223	224,112

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Latham Pool Products, Inc., Initial Term Loan, 1 Month SOFR + 4.100%^	8.427%(c)	02/23/29		185	$179,069
Markermeer Finance BV (Netherlands), Term Facility B, 6 Month EURIBOR + 3.000%	5.161(c)	01/29/27	EUR	200	226,636
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 3 Month SOFR + 3.000%	7.333(c)	05/04/28		248	245,867
MPH Acquisition Holdings LLC,
First Out Term Loan, 3 Month SOFR + 3.750%	8.030(c)	12/31/30		420	412,785
Second Out Term Loan, 3 Month SOFR + 4.862%	9.141(c)	12/31/30		125	109,063

NAB Holdings LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.799(c)	11/24/28		344	341,330
Neon Maple US Debt Mergersub, Inc., Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	7.327(c)	11/17/31		675	673,453
Omnia Partners LLC, Amendment No. 3 Term Loan, 3 Month SOFR + 2.750%	7.033(c)	07/25/30		199	198,751
PG Polaris Bidco (Ursa Minor) (Luxembourg), Term B Loan, 3 Month SOFR + 3.000%	7.299(c)	03/26/31		199	199,126
Ryan LLC, Initial Term Loan, 1 Month SOFR + 3.500%	7.827(c)	11/14/30		313	313,226
Shift4 Payments LLC, Term Loan	—(p)	05/31/32		100	100,500
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.427(c)	11/02/27		147	141,784
Valvoline, Inc., Term B Loan	—(p)	04/30/32		125	125,062
Verde Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	8.299(c)	11/30/30		150	149,549
VT Topco, Inc., Second Amendment Term Loan, 3 Month SOFR + 3.000%	7.299(c)	08/09/30		74	74,159
					6,425,004

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers 1.9%
ConvergeOne Holdings, Inc., PVKG Intermediate Holdings, Inc. First Lien Term Loan	— %(p)	06/04/30		55	$32,885
Indy US Bidco LLC, Eleventh Amendment Term Loan, 1 Month SOFR + 3.500%	7.827(c)	03/06/28		201	201,449
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	7.329(c)	03/01/29		292	280,024
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.750%	8.030(c)	04/16/29		96	96,312
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	8.177(c)	02/01/28		91	78,264
Sandisk Corp., Term B Loan, 3 Month SOFR + 3.000%^	7.321(c)	02/20/32		275	271,563
SonicWall US Holdings, Inc., 2023 Term Loan, 3 Month SOFR + 5.000%	9.299(c)	05/18/28		74	72,618
Synechron, Inc., Initial Term Loan, 3 Month SOFR + 3.750%^	8.030(c)	09/26/31		175	174,563
VeriFone Systems, Inc., 2025-1 Refinancing Term Loan, 3 Month SOFR + 5.928%	10.211(c)	08/18/28		469	426,070
					1,633,748
Cosmetics/Personal Care 1.1%
Opal US LLC, Term B Loan	—(p)	04/28/32		500	500,375
Rainbow UK Bidco Ltd. (Luxembourg), Facility B-3 Loan, SONIA + 4.250%	8.690(c)	02/23/29	GBP	375	501,046
					1,001,421
Distribution/Wholesale 1.1%
AIP RD Buyer Corp., Term B Loan (First Lien), 1 Month SOFR + 4.000%	8.327(c)	12/23/30		149	148,505
Gates Corp., Inital B-5 Dollar Term Loan, 1 Month SOFR + 1.750%	6.077(c)	06/04/31		75	74,521

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Distribution/Wholesale (cont’d.)
Protective Industrial Products, Inc., Initial Term Loan, 1 Month SOFR + 4.000%	8.327%(c)	05/21/32		275	$265,547
Quimper AB (Sweden), Term B Loan, 3 Month EURIBOR + 3.750%	6.078(c)	03/15/30	EUR	450	512,975
					1,001,548
Diversified Financial Services 2.2%
CPI Holdco B LLC,
First Amendment Incremental Term Loan, 1 Month SOFR + 2.250%	6.577(c)	05/19/31		200	199,688
Initial Term Loan	—(p)	05/17/31		200	199,500

Dechra Finance US, Facility B-1 Loan, 6 Month SOFR + 3.250%	7.513(c)	12/31/31		200	198,500
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.750%	7.077(c)	09/15/31		524	520,352
Hudson River Trading LLC, Term B-1 Loan, 1 Month SOFR + 3.000%	7.333(c)	03/18/30		264	264,564
Jefferies Finance LLC, 2024 Initial Term Loan, 1 Month SOFR + 3.000%	7.325(c)	10/21/31		348	346,944
VFH Parent LLC, Term B-2 Loan, 1 Month SOFR + 2.500%^	6.827(c)	06/21/31		218	218,292
					1,947,840
Electric 1.2%
Calpine Corp.,
2024 Facility Term Loan, 1 Month SOFR + 1.750%	6.077(c)	02/15/32		125	124,809
Term B-10, 1 Month SOFR + 1.750%	6.077(c)	01/31/31		474	473,158

Discovery Energy Holding Corp., Initial Dollar Term Loan, 3 Month SOFR + 3.750%	8.049(c)	05/01/31		298	296,652
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	10.030(c)	01/29/27		183	182,934
Extended Term C Loan, 3 Month SOFR + 5.750%	10.030(c)	01/29/27		10	10,347
					1,087,900

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Electronics 0.9%
Ingram Micro, Inc., 2024 Term B Loan, 3 Month SOFR + 2.750%	7.053%(c)	09/22/31	168	$168,211
Minimax Viking GmbH - MX Holdings US, Inc., Senior Facility B (USD) Loan, 1 Month SOFR + 2.250%^	6.577(c)	03/17/32	300	300,000
Roper Industrial Product, Tranche D Dollar Term Loan, 3 Month SOFR + 2.750%	7.049(c)	11/22/29	299	297,137
				765,348
Energy-Alternate Sources 0.1%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.864%	7.191(c)	03/24/28	105	103,930
Engineering & Construction 1.7%
Aegion Corp., Delayed Term Loan	—(p)	05/17/28	26	25,844
Arcosa, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.577(c)	08/12/31	300	298,751
Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 3.000%	7.327(c)	05/17/28	446	443,712
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.500%	6.827(c)	07/01/31	100	99,639
Initial Term Loan, 1 Month SOFR + 2.500%	6.827(c)	07/01/31	148	147,564

Legence Holdings LLC, Amendment No. 9 Refinancing Term Loan, 1 Month SOFR + 3.250%	7.577(c)	12/18/28	125	123,976
Michael Baker International LLC, First Lien Term B Loan, 3 Month SOFR + 4.000%	8.280(c)	12/01/28	348	347,253
				1,486,739
Entertainment 3.4%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	9.949(c)	02/10/27	183	100,637
AP Gaming I LLC, Term B Loan, 1 Month SOFR + 3.750%	8.077(c)	02/15/29	374	373,552

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)
Caesars Entertainment, Inc., Term B Loan, 1 Month SOFR + 2.250%	6.577%(c)	02/06/30	164	$162,770
Cinemark USA, Inc., Term B Loan, 3 Month SOFR + 2.750%	7.070(c)	05/24/30	371	370,712
ECL Entertainment LLC, Term B Loan, 1 Month SOFR + 3.500%	7.827(c)	08/31/30	299	300,122
Flutter Entertainment PLC (Ireland), Term B Loan^	—(p)	05/22/32	175	174,344
Hershend Entertainment Co LLC, Term B Loan	—(p)	05/27/32	125	125,156
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 7.500%^	11.781(c)	06/03/28	34	30,473
Second Out Term Loan^	—(p)	06/05/28	62	29,582

PCI Gaming Authority, 2024 Term B Loan, 1 Month SOFR + 2.000%	6.327(c)	07/18/31	497	495,506
Six Flags Entertainment Corp., Initial Term B Loan, 1 Month SOFR + 2.000%	6.327(c)	05/01/31	149	149,202
Voyager Parent LLC, Term B Loan	—(p)	05/31/32	650	637,813
				2,949,869
Environmental Control 2.4%
Action Environmental Group, Inc. (The), 2024 Term B Loan 4th Amendment, 3 Month SOFR + 3.750%^	8.049(c)	10/24/30	245	245,280
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.819(c)	03/03/32	400	398,000
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 3 Month SOFR + 4.000%	8.303(c)	10/17/30	347	346,371
Madison Iaq LLC, 2025 Incremental Term Loan, 3 Month SOFR + 3.250%	7.510(c)	05/06/32	225	224,920
Mip V Waste Holdings LLC, Tranche B-1 Term Loan, 3 Month SOFR + 3.000%^	7.280(c)	12/08/28	197	197,814
Reworld Holding Corp.,
2024 Refinancing Term B-1 Loan, 1 Month SOFR + 2.250%	6.575(c)	11/30/28	185	185,035

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Environmental Control (cont’d.)
Reworld Holding Corp., (cont’d.)
2024 Refinancing Term C-1 Loan, 1 Month SOFR + 2.250%	6.575%(c)	11/30/28	14	$14,251
Incremental Term B Loan, 1 Month SOFR + 2.500%	6.842(c)	11/30/28	202	202,115
Incremental Term C Loan, 1 Month SOFR + 2.500%	6.842(c)	11/30/28	11	11,137

Tidal Waste & Recycling Holdings LLC, Term B Loan, 3 Month SOFR + 3.500%	7.799(c)	10/24/31	150	150,375
WIN Waste Innovations Holdings, Inc., New Term B-1 Loan, 1 Month SOFR + 3.864%	8.191(c)	03/24/28	165	164,588
				2,139,886
Food Service 0.3%
Gategroup Finance (Switzerland), Term B Loan	—(p)	06/30/32	265	263,914
Foods 0.2%
BCPE North Star US Holdco, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.114%	8.441(c)	06/09/28	219	214,894
Forest Products & Paper 0.1%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.583(c)	11/04/31	125	120,713
Hand/Machine Tools 0.8%
Alliance Laundry Systems LLC, Initial Term B Loan, 1 Month SOFR + 2.750%	7.077(c)	08/19/31	375	374,948
Madison Safety & Flow LLC, 2025 Incremental Term B, 1 Month SOFR + 2.750%	7.077(c)	09/26/31	299	299,061
				674,009
Healthcare & Pharmaceuticals 0.3%
Loire Finco Luxembourg Sarl (Luxembourg), Term B Loan	—(p)	01/31/30	250	249,375

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Products 0.5%
Auris Luxembourg III Sarl (Denmark), Facility B-6 Loan, 3 Month SOFR + 3.750%	7.954%(c)	02/28/29	150	$150,000
Medline Borrower LP, Dollar Incremental Term Loan, 1 Month SOFR + 2.250%	6.577(c)	10/23/28	250	249,672
				399,672
Healthcare-Services 3.0%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	8.699(c)	02/15/29	248	150,692
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1 Month SOFR + 4.250%	8.583(c)	02/11/28	288	287,531
Electron Bidco, Inc., Initial Term Loan	—(p)	11/01/28	250	250,234
Envision Healthcare Operating, Inc., Initial Term Loan, 1 Month SOFR + 8.250%	12.575(c)	12/30/27	275	275,516
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.006(c)	05/16/31	236	232,309
Mamba Purchaser, Inc., Term B Loan, 1 Month SOFR + 3.000%	7.327(c)	10/16/28	148	147,456
Phoenix Guarantor, Inc., Tranche B-5 Term Loan, 1 Month SOFR + 2.500%	6.827(c)	02/21/31	271	270,860
Sound Inpatient Physicians Holdings LLC, Tranche B Term Loan, 3 Month SOFR + 5.262%	9.561(c)	06/28/28	532	502,361
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	11.061(c)	06/28/28	50	51,492
Tranche C Term Loan, 3 Month SOFR + 7.012%	11.311(c)	06/28/29	6	4,304

Upstream Newco, Inc., August 2021 Incremental Term Loan, 3 Month SOFR + 4.512%	8.791(c)	11/20/26	656	498,244
				2,670,999
Holding Companies-Diversified 0.6%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.780(c)	12/19/30	520	509,871

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Home Furnishings 0.6%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.677%(c)	06/29/28	551	$484,877
Household Products/Wares 0.3%
Kronos Acquisition Holdings, Inc. (Canada), 2024 Initial Loan, 3 Month SOFR + 4.000%	8.299(c)	07/08/31	270	229,311
Housewares 0.5%
Hunter Douglas Holding BV (Netherlands), Tranche B-1 Term Loan, 3 Month SOFR + 3.250%	7.549(c)	01/17/32	249	245,011
Lifetime Brands, Inc., Extended Term Loan, 1 Month SOFR + 5.614%^	9.940(c)	08/26/27	45	42,984
SWF Holdings I Corp., Tranche A-1 Term Loan, 1 Month SOFR + 4.500%	8.827(c)	12/18/29	129	127,928
				415,923
Insurance 2.5%
Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	7.327(c)	11/06/30	271	269,029
Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	7.827(c)	02/14/31	229	229,188
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.691(c)	01/20/29	200	189,125
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	12/23/26	75	75,334
New B-10 Term Loan, 1 Month SOFR + 4.100%	8.427(c)	08/19/28	513	510,321
Second Lien Term B-3 Loan, 1 Month SOFR + 5.364%	9.691(c)	01/31/28	50	48,175

Broadstreet Partners, Inc., 2024 Term B Loan, 1 Month SOFR + 3.000%	7.327(c)	06/13/31	273	273,164
HIG Finance 2 Ltd. (United Kingdom), 2024-2 Refinancing Term Loan	—(p)	04/18/30	50	50,109
IMA Financial Group, Inc., Term Loan	—(p)	11/01/28	50	49,938

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance (cont’d.)

Sedgwick Claims Management Services, Inc., 2024 Term Loan, 1 Month SOFR + 3.000%	7.327%(c)	07/31/31	400	$400,417
USI, Inc., 2024 Term Loan, 3 Month SOFR + 2.250%	6.549(c)	09/27/30	69	68,359
				2,163,159
Internet 0.6%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	7.329(c)	11/30/27	131	130,338
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28	13	11,878
MH Sub I LLC,
2023 May New Term Loan, 1 Month SOFR + 4.250%	8.577(c)	05/03/28	215	206,666
2024 December New Term Loan, 1 Month SOFR + 4.250%	8.577(c)	12/31/31	203	183,262
				532,144
Investment Companies 0.1%
AAL Delaware Holdco, Inc., Amendment No. 1 Term Loan, 1 Month SOFR + 2.750%	7.077(c)	07/30/31	50	49,688
Leisure Time 1.6%
Alterra Mountain Co., Series B-7 Term Loan, 1 Month SOFR + 3.000%^	7.327(c)	05/31/30	123	123,443
Arcis Golf LLC, Amendment No. 3 Term Loan, 1 Month SOFR + 2.750%	7.077(c)	11/24/28	78	77,177
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.750%	7.077(c)	12/13/29	167	166,074
Carnival Corp., 2027 Replacement Term Loan, 1 Month SOFR + 2.000%	6.325(c)	08/08/27	53	53,367
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	8.427(c)	12/01/28	212	186,698

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Leisure Time (cont’d.)
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.327%(c)	05/01/31	275	$269,500
Life Time, Inc., 2024 New Term Loan, 3 Month SOFR + 2.500%	6.785(c)	11/05/31	300	299,687
Recess Holdings, Inc., Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	8.047(c)	02/20/30	248	247,694
				1,423,640
Lodging 0.3%
Fertitta Entertainment LLC, Initial Term B Loan, 1 Month SOFR + 3.500%	7.827(c)	01/27/29	124	123,519
Travel Leisure Co., Term B Loan, 1 Month SOFR + 2.500%	6.827(c)	12/14/29	174	173,076
				296,595
Machinery-Diversified 2.2%
Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	6.788(c)	03/15/30	154	154,405
DXP Enterprises, Inc., 2024 Incremental Term Loan, 1 Month SOFR + 3.750%	8.077(c)	10/11/30	124	124,764
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 3 Month SOFR + 3.750%	8.311(c)	05/19/28	49	49,108
Graftech Global Enterprises, Inc.,
Delayed Draw Term Loan	3.750	12/21/29	182	180,909
Initial Term Loan, 3 Month SOFR + 6.000%	10.303(c)	12/21/29	318	316,591

M6 Etx Holdings Ii Midco LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.327(c)	04/01/32	100	100,200
Pro Mach Group, Inc., Amendment No. 5 Refinancing Term Loan, 1 Month SOFR + 2.750%	7.077(c)	08/31/28	188	188,364

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified (cont’d.)

TK Elevator Midco Gmbh (Germany), (USD) Term B Loan, 3 Month SOFR + 3.000%	7.237%(c)	04/30/30	570	$571,273
Victory Buyer LLC, Initial Term Loan, 1 Month SOFR + 3.864%	8.186(c)	11/19/28	274	268,648
				1,954,262
Media 0.9%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	8.829(c)	01/18/28	194	190,738
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.691(c)	09/25/26	237	208,285
Univision Communications, Inc.,
2022 Incremental First Lien Term Loan, 3 Month SOFR + 4.250%^	8.549(c)	06/24/29	49	47,652
2024 Replacement First Lien Term Loan, 1 Month SOFR + 3.614%	7.941(c)	01/31/29	50	47,954

Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.275%	7.373(c)	03/31/31	300	294,875
				789,504
Metal Fabricate/Hardware 0.7%
Azz, Inc., Initial Term Loan, 1 Month SOFR + 2.500%	6.827(c)	05/13/29	96	95,775
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	7.827(c)	08/16/29	173	172,973
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.799(c)	04/23/30	223	219,966
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%^	10.288(c)	03/01/30	171	162,947
				651,661
Mining 0.3%
Arsenal Aic Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	7.077(c)	08/18/30	247	245,439

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Miscellaneous Manufacturing 0.4%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	7.941%(c)	11/30/28	272	$266,063
John Bean Technologies Corp., Initial Term Loan, 1 Month SOFR + 2.100%	6.427(c)	01/02/32	50	50,125
				316,188
Oil & Gas 0.9%
Apro LLC, Initial Term Loan, 3 Month SOFR + 3.750%	8.049(c)	07/09/31	323	321,758
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	6.333(c)	02/11/30	250	249,063
Pasadena Performance Products LLC, Term B Loan, 3 Month SOFR + 3.500%	7.752(c)	02/27/32	200	199,625
				770,446
Oil & Gas Services 0.4%
MRC Global (US), Inc., Term Loan, 1 Month SOFR + 3.500%^	7.828(c)	10/29/31	325	323,375
Packaging & Containers 1.8%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.500%	7.827(c)	03/22/29	99	99,376
Clydesdale Acquisition Holdings, Inc.,
2025 Incremental Closing Date Term B Loan, 3 Month SOFR + 3.250%	7.548(c)	04/01/32	491	487,314
Delayed Draw Term Loan, 3 Month SOFR + 3.250%	7.480(c)	04/01/32	—	256

Plaze, Inc., Initial Term Loan, 1 Month SOFR + 3.614%	7.941(c)	08/03/26	318	306,929
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, 1 Month SOFR + 4.000%	8.327(c)	02/01/29	134	134,468

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers (cont’d.)

Proampac PG Borrower LLC, 2024 Term B Loan, 3 Month SOFR + 4.000%	8.290%(c)	09/15/28	198	$197,138
Secure Acquisition, Inc., Closing Date Term Loan, 3 Month SOFR + 3.750%	8.049(c)	12/15/28	398	397,754
				1,623,235
Pharmaceuticals 0.7%
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	8.399(c)	10/01/27	216	206,909
IVC Acquisition Ltd (Canada), Incremental Term B-12 Loan, 3 Month SOFR + 3.750%	8.049(c)	12/12/28	299	300,491
Sharp Services LLC, Tranche D Term Loan, 3 Month SOFR + 3.250%	7.549(c)	12/31/28	149	148,411
				655,811
Pipelines 1.4%
AL NGPL Holdings LLC, Term Loan, 3 Month SOFR + 2.500%	6.785(c)	04/13/28	386	385,235
Bip Pipeco Holdings LLC, Term Loan, 3 Month SOFR + 2.250%	6.535(c)	12/05/30	72	71,781
CPPIB OVM Member US LLC, Initial Term Loan, 3 Month SOFR + 2.750%	7.049(c)	08/20/31	349	346,424
Prairie ECI Acquiror LP, Term B-3 Loan, 1 Month SOFR + 4.250%	8.577(c)	08/01/29	74	74,437
Rockpoint Gas Storage Partners LP (Canada), Term B Loan, 3 Month SOFR + 3.000%	7.299(c)	09/18/31	311	310,997
				1,188,874
Private Equity 0.3%
HarbourVest Partners LP, New Term B Loan, 3 Month SOFR + 2.250%^	6.549(c)	04/18/30	237	236,132
Real Estate 0.4%
Greystar Real Estate Partners LLC, Term B-2 Loan, 1 Month SOFR + 2.750%^	7.079(c)	08/21/30	317	316,609

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Real Estate Investment Trusts (REITs) 2.3%
Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%	7.827%(c)	05/09/29	295	$295,781
Term B-5 Loan, 1 Month SOFR + 3.750%^	8.077(c)	12/10/28	75	74,022

Brookfield Properties Retail Holding LLC, Term B Loan^	—(p)	05/28/30	1,563	1,559,121
Starwood Property Mortgage LLC, Term B Loan, 1 Month SOFR + 2.250%^	6.577(c)	11/18/27	98	98,744
				2,027,668
Retail 3.0%
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 3 Month SOFR + 3.283%	7.563(c)	11/01/31	124	117,353
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	7.563(c)	06/29/29	174	165,301

Foundation Building Materials, Inc., 2025 Incremental Term Loan, 2 Month SOFR + 5.250%	9.548(c)	01/29/31	150	141,188
Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.577(c)	01/23/32	427	422,330
Harbor Freight Tools USA, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.577(c)	06/11/31	347	334,913
Johnstone Supply LLC, Term B Loan, 1 Month SOFR + 2.500%	6.823(c)	06/09/31	249	248,128
Kodiak BP LLC, Initial Term Loan, 3 Month SOFR + 3.750%	8.037(c)	12/04/31	175	165,375
LBM Acquisition LLC, Incremental Term B Loan, 1 Month SOFR + 3.850%	8.175(c)	06/06/31	125	111,688
Park River Holdings, Inc., Intial Term Loan, 3 Month SOFR + 3.250%	7.799(c)	12/28/27	254	243,605
Peer Holding III BV (Netherlands),
Term B-4 Loan, 3 Month SOFR + 2.500%	6.799(c)	10/26/30	75	74,967
Term B-5 Loan, 3 Month SOFR + 2.500%	6.799(c)	07/01/31	224	224,788

QXO Building Products, Inc., Term B Loan, 2 Month SOFR + 3.000%	7.280(c)	04/30/32	76	75,761

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)

Rough Country LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.941%(c)	07/28/28	149	$145,410
White Cap Buyer LLC, Tranche C Term Loan, 1 Month SOFR + 3.250%	7.577(c)	10/19/29	198	195,897
				2,666,704
Semiconductors 0.5%
Allegro Microsystems, Inc., Amendment No. 3 Term Loan, 1 Month SOFR + 2.000%^	6.327(c)	10/31/30	200	199,750
Altar Bidco, Inc., Initial Term Loan, 3 Month SOFR + 3.100%	7.247(c)	02/01/29	100	98,719
Natel Engineering Co., Inc., Initial Term Loan, 1 Month SOFR + 6.364%	10.691(c)	04/30/26	146	131,423
				429,892
Shipbuilding 0.2%
LSF11 Trinity Bidco, Inc., Term B Loan, 1 Month SOFR + 3.000%^	7.323(c)	06/14/30	145	144,907
Software 3.1%
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	7.333(c)	07/30/31	47	46,759
Camelot US Acquisition LLC, Term B-1 Loan, 1 Month SOFR + 2.750%^	7.077(c)	01/31/31	163	162,526
Clearwater Analytics LLC, Initial Term Loan, 3 Month SOFR + 2.250%^	6.519(c)	04/21/32	125	124,375
Cloudera, Inc., Term Loan, 1 Month SOFR + 3.850%	8.177(c)	10/08/28	208	207,183
Evertec Group LLC (Puerto Rico), Term B Loan, 1 Month SOFR + 2.750%^	7.077(c)	10/30/30	135	135,506
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.827(c)	01/30/32	300	298,800
Genuine Financial Holdings LLC, 2025 Replacement Term Loan, 1 Month SOFR + 3.250%	7.577(c)	09/27/30	198	193,119

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Inmar, Inc., Initial Term Loan, 3 Month SOFR + 5.000%	9.320%(c)	10/30/31	279	$280,172
Quartz AcquireCo LLC, Term B-2 Loan, 3 Month SOFR + 2.250%	6.549(c)	06/28/30	75	74,904
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	8.177(c)	10/02/28	220	217,891
Renaissance Holding Corp., 2024-2 Term Loan, 3 Month SOFR + 4.000%	8.280(c)	04/05/30	197	181,252
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.693(c)	07/14/28	120	105,454
VS Buyer LLC, 2024-1 Refinancing Term Loan, 3 Month SOFR + 2.750%	7.019(c)	04/12/31	124	124,065
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.827(c)	12/21/29	224	220,785
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1 Month SOFR + 2.750%	7.077(c)	09/28/29	308	304,713
				2,677,504
Telecommunications 2.4%
Aventiv Technologies,
Bridge Loan, 3 Month SOFR + 10.000%	14.564(c)	12/31/25(d)	7	6,791
Second Lien Term Loan, 3 Month SOFR + 9.312%	13.611(c)	03/25/26(d)	11	85
Second-Out Term Loan, 3 Month SOFR + 7.500%	12.061(c)	07/31/25(d)	5	4,685

Crown Subsea Communications Holding, Inc., 2024 Term Loan, 1 Month SOFR + 4.000%	8.324(c)	01/30/31	299	299,871
Iridium Satellite LLC, Term B-4 Loan, 1 Month SOFR + 2.250%	6.577(c)	09/20/30	138	137,727
Level 3 Financing, Inc., Term B-3 Loan, 1 Month SOFR + 4.250%	8.577(c)	03/27/32	250	251,313
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.350%	6.786(c)	04/15/29	175	172,863
Term B-2 Loan, 1 Month SOFR + 2.464%	6.791(c)	04/15/30	499	493,455
MLN US HoldCo LLC,
3L Term B Loan^	17.750	10/18/27(d)	4	10
Initial Term Loan^	14.940	10/18/27(d)	22	22
Initial Term Loan (Second Out (First Lien Roll-Up))^	15.200	10/18/27(d)	50	124

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)

Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	10.048%(c)	08/01/29	233	$199,422
Qualitytech LP, Term Loan, 1 Month SOFR + 3.500%^	7.832(c)	10/30/31	300	297,750
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.177(c)	10/01/31	50	50,125
Xplore, Inc.,
Initial Term Loan, 3 Month SOFR + 5.262%	9.594(c)	10/24/29	29	28,003
Second Out Term Loan, 3 Month SOFR + 1.762%^	6.094(c)	10/24/31	101	78,597

Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month SOFR + 3.114%	7.441(c)	03/09/27	105	99,934
				2,120,777
Transportation 0.8%
Kenan Advantage Group, Inc. (The), Term B-4 Loan, 1 Month SOFR + 3.250%	7.577(c)	01/25/29	273	269,566
Pods LLC, Term Loan, 3 Month SOFR + 3.262%	7.541(c)	03/31/28	122	116,942
Savage Enterprises LLC, Refinancing Term Loan, 1 Month SOFR + 2.750%	7.079(c)	09/15/28	298	298,940
				685,448

Total Floating Rate and Other Loans (cost $59,578,649)				59,047,503
Residential Mortgage-Backed Securities 0.7%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.822(c)	05/25/33	112	114,416
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.664(c)	03/29/27	248	252,715
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.414(c)	09/27/28	276	275,031

Total Residential Mortgage-Backed Securities (cost $636,688)				642,162

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k) 0.6%
U.S. Treasury Bonds (cost $529,247)	4.125%	08/15/44	525	$471,926

	Shares
Common Stocks 0.2%
Health Care Providers & Services 0.0%
Sound Physicians Holdings LLC (Class A Stock)*^	7,940	1
Sound Physicians Holdings LLC (Class A2 Stock)*^	355	352
		353
Interactive Media & Services 0.1%
Diamond Sports Group LLC*	1,996	28,359
IT Services 0.0%
ConvergeOne Holdings, Inc.*	3,151	12,604
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*	9,237	64,659
Stonepeak Falcon Holdings, Inc. (Canada)*	5,763	13,633
Stonepeak Falcon Holdings, Inc. (Canada), CVR*^	432	—
		78,292

Total Common Stocks (cost $65,925)		119,608
Preferred Stocks 0.4%
Capital Markets 0.4%
Carlyle Credit Income Fund, 8.750%, Maturing 10/31/28	3,487	89,093
Eagle Point Credit Co., Inc., 7.750%, Maturing 06/30/30	4,462	110,657
OFS Credit Co., Inc., 7.875%, Maturing 10/31/29	150	3,736
Oxford Lane Capital Corp., 7.950%, Maturing 02/29/32	5,150	127,205
Sound Point Meridian Capital, Inc., 8.000%, Maturing 11/30/29	1,475	36,713
		367,404

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Shares	Value
Preferred Stocks (Continued)
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	602	$7,013

Total Preferred Stocks (cost $368,147)		374,417

	Units
Warrants* 0.0%
Entertainment 0.0%
Procera II LP & New Procera GP, expiring 12/31/79^	2,501	—
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26	3,733	981

Total Warrants (cost $0)		981

Total Long-Term Investments (cost $81,472,050)		81,151,972

Shares
Short-Term Investments 10.4%
Affiliated Mutual Fund 10.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $8,989,681)(wb)	8,989,681	8,989,681

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $162,039)	4.417%	10/30/25	165	$162,123

Total Short-Term Investments (cost $9,151,720)				9,151,804

TOTAL INVESTMENTS 103.1% (cost $90,623,770)				90,303,776
Liabilities in excess of other assets(z) (3.1)%				(2,732,915)

Net Assets 100.0%				$87,570,861

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
EURIBOR—Euro Interbank Offered Rate
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
N/A—Not Applicable
NAB—National Australia Bank Ltd.
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,840,850 and 7.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Unfunded loan commitments outstanding at May 31, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Arcis Golf LLC, Amendment No 4 Incremental Delayed Draw Term Loan, 2.750%(p), Maturity Date 11/24/28 (cost $22,275)	23	$22,430	$155	$—
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan, 1.625%, Maturity Date 04/01/32 (cost $8,317)	8	8,263	—	(54)
Grant Thornton Advisors LLC, 2025 Incremental Ddtl Commitment, 1.000%, Maturity Date 06/02/31 (cost $13,587)	14	13,519	—	(68)
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, —%(p), Maturity Date 11/01/31 (cost $20,586)	21	20,716	130	—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $171,429)	171	170,571	—	(858)
		$235,499	$285	$(980)
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
16	2 Year U.S. Treasury Notes	Sep. 2025	$3,319,000	$(3,673)
50	5 Year U.S. Treasury Notes	Sep. 2025	5,409,375	(21,968)
17	10 Year U.S. Treasury Notes	Sep. 2025	1,882,750	(10,781)
3	20 Year U.S. Treasury Bonds	Sep. 2025	338,344	(4,387)
				$(40,809)

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Forward foreign currency exchange contracts outstanding at May 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/03/25	BOA	GBP	378	$509,858	$509,054	$—	$(804)
Euro,
Expiring 06/03/25	BNY	EUR	876	991,177	994,478	3,301	—
				$1,501,035	$1,503,532	3,301	(804)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/03/25	JPM	GBP	378	$503,139	$509,054	$—	$(5,915)
Expiring 07/02/25	BOA	GBP	378	509,930	509,123	807	—
Euro,
Expiring 06/03/25	BNY	EUR	876	998,088	994,478	3,610	—
Expiring 07/02/25	BNY	EUR	876	993,061	996,347	—	(3,286)
				$3,004,218	$3,009,002	4,417	(9,201)
						$7,718	$(10,005)
Credit default swap agreements outstanding at May 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2025(4)	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.44.V1	06/20/30	5.000%(Q)	5,790	3.507%	$140,147	$415,936	$275,789
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	21,525	0.560%	406,175	475,665	69,490
					$546,322	$891,601	$345,279
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at May 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	06/20/25	1,050	$9,781	$(31)	$9,812
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	06/20/25	1,050	30,253	40	30,213
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.350%	MSI	06/20/25	2,100	13,209	72	13,137

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Total return swap agreements outstanding at May 31, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.350%	BARC	06/20/25	4,000	$35,391	$(831)	$36,222
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.350%	BNP	06/20/25	4,180	38,411	397	38,014
					$127,045	$(353)	$127,398
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).